Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

16.Subsequent Events

a) On January 4, 2016, the Company drew down $9,800 for the pre-delivery financing of the shuttle tanker under a loan agreed in May 2015. The amount was paid to the yard on the same date.

b) On January 29, 2016, the Company paid $0.55469 per share for its 8.875% Series C Preferred Shares.

c)On January 29, 2016, the Company paid $0.50 per share for its 8.00% Series B Preferred Shares.

d)On February 5, 2016, the Company took delivery of its suezmax tanker Decathlon.

e) On February 16, 2016, the Company’s Board of Directors declared a quarterly dividend of $0.08 per share of common stock outstanding to be paid on April 7, 2016 to shareholders of record as of March 30, 2016.

f) On February 25, 2016,  the Company drew down $5,122 for the pre-delivery financing of one of the aframax tankers under construction, under a loan agreed in June 2014 and the amount of $4,692 for the pre-delivery financing of the second LR1 product carrier under construction, under a loan agreed in February 2015.

g)On February 29, 2016, the Company paid $0.546875 per share for its Series D Preferred Shares.

h)On March 22, 2016, the Company drew down $5,122 for the pre-delivery financing of one of the aframax tankers under construction, under a loan agreed in June 2014.

i)On April 4, 2016, the Company drew down $5,122 for the pre-delivery financing of one of the aframax tankers under construction, under a loan agreed in June 2014.